Interests in Subsidiaries	12 Months Ended
Jun. 30, 2025
Interests in Subsidiaries [Abstract]
Interests in subsidiaries

Note 31. Interests in subsidiaries

(a) Information about principal subsidiaries

The subsidiaries listed below have share capital consisting solely of ordinary shares, which are held directly by the Consolidated Entity. The proportion of ownership interests held equals the voting rights held by the Consolidated Entity. Each subsidiary’s principal place of business is also its country of incorporation or registration

		Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2025	30 June 2024
		%	%
Nutrigel Unit Trust	Melbourne VIC Australia	%	100.00%
Nutrigel Pty Ltd	Melbourne VIC Australia	%	100.00%
Sport Supplements Unit Trust	Melbourne VIC Australia	%	100.00%
Sport Supplements Pty Ltd	Melbourne VIC Australia	%	100.00%

Subsidiary financial statements used in the preparation of these consolidated financial statements have also been prepared as at the same reporting date as the Consolidated Entity’s financial statements.

(b) Significant Restrictions

There are no significant restrictions over the Consolidated Entity’s ability to access or use assets, and settle liabilities, of the Consolidated Entity.